Investment Strategy	Jul. 09, 2026
Defiance 2X Daily Target Short Pure Space Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the performance of the Index by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Index for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.” The Fund seeks to gain leveraged inverse (-200%) exposure to the daily performance of the Index primarily through swap agreements or listed options strategies (described below).

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2X) the daily performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Index

The Index aims to track the performance of New York Stock Exchange (“NYSE”) and Nasdaq Stock Market LLC (“Nasdaq”) listed U.S. or non-U.S. companies (including those traded on the NYSE or Nasdaq via depositary receipts (e.g., American Depositary Receipts (“ADRs”)) that are primarily engaged in the space economy. Such companies can be characterized as “pure space” companies as they are principally engaged in orbital launch services, satellite manufacturing, next-generation space connectivity and related activities (as described below). The Index is constructed and maintained by BITA GmbH., a provider of public indices utilized by institutional investment managers worldwide.

To be eligible for inclusion in the Index’s “initial universe” of constituents, the constituent companies must be primarily engaged in the space economy and fall within the following “pure space” categories or themes:

●	Space Access and Launch Systems: Companies that generate revenue from the development and operation of orbital launch vehicles and propulsion systems. This includes the design of rockets, solid and liquid propellants, and spaceport infrastructure required to transport payloads, satellites, and humans from the Earth’s surface into orbit and beyond.

●	Spacecraft and Ground Segment Hardware: Companies that design, manufacture, and produce physical space assets and the terrestrial equipment required for their operation. This involves the production of satellite buses, payloads, orbital data storage systems, solar arrays, and space-hardened electronics, as well as the ground-based terminals, antennas, and gateway hardware used for telemetry, tracking, and command (TT&C).

●	Satellite Communications and Networks: Companies engaged in the provision of satellite-based connectivity services. These companies operate networks that provide direct-to-device (D2D), broadband, and narrowband communications, enabling global data transmission and internet access for aviation, maritime, and remote industrial sectors.

●	Space Domain Awareness and Security: Companies involved in the development of technologies that monitor and protect orbital assets. This includes Space Domain Awareness (SDA) systems for tracking debris and preventing collisions, as well as cybersecurity solutions designed to safeguard satellite command links and ground control stations from unauthorized interference or jamming.

●	Earth Observation and Space Data Analytics: Companies that generate revenue from the operation of remote sensing constellations and in-orbit data processing services. This includes the capture of optical, synthetic aperture radar (SAR), and hyperspectral imagery, as well as the operation of orbital edge computing platforms that convert raw extraterrestrial data into actionable intelligence for environmental, economic, and industrial monitoring.

●	National Security Space Solutions: Companies engaged in the development of specialized space systems for government and defense applications. This encompasses technologies for intelligence, surveillance, and reconnaissance (ISR) from orbit, missile warning and tracking sensors, and secure, jam-resistant communications networks dedicated to strategic national defense.

From this initial universe of pure space companies, the Index will include as final eligible Index constituents only those companies:

i.	That derive at least 50% of their total revenue from at least one of the above-described categories or themes within the pure space ecosystem;
ii.	With a minimum market capitalization of at least $250 million;
iii.	With a free-float percentage (i.e., the proportion of total shares outstanding that are traded publicly) of at least 10%;
iv.	With securities having a 3-month average daily traded value (ADTV) above $1 million; and
v.	With ordinary shares or ADRs listed on the NYSE or Nasdaq.

From the resulting group of final eligible Index constituent companies, the companies are ranked according to their respective market capitalization, and the top 10 companies so ranked are selected for inclusion in the Index (or if fewer than 10 companies are eligible for inclusion, all eligible companies will be included as constituents). The Index constituents are weighted equally and the Index is reconstituted and rebalanced quarterly. The Index launched in 2026 with a base date (i.e., the starting point for measuring an index’s performance) of January 1, 2023. The Index is published daily under the ticker symbol BUSPCE.

The Index is based on a proprietary rules-based methodology created by BITA through which it constructs the Index universe and determines the Index constituents using the methodology’s rules-based approach. Current information regarding Index constituents is publicly available from BITA on its website at https://www.bitadata.com/index. None of the Trust, the Adviser or the Fund’s Sponsor are affiliated with BITA. The Adviser contracts with BITA under license to receive index data for the Index and for other BITA indexes.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, which may range from one day to longer than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on one or more constituent securities of the Index. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) (e.g., the return on or change in value of a particular dollar amount representing the constituent security or securities of the Index). At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged inverse exposure of approximately -200% of the performance of the Index.

The Fund may also utilize listed options to seek to achieve two times the inverse daily performance (-200%) to the Index. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of constituent securities of the Index, offering immediate intrinsic value). A “strike price” is the predetermined price at which the holder of an option can buy (call) or sell (put) the underlying constituent security. Additionally, the Fund may use other option strategies to produce similar exposure to the constituent securities of the Index, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts.

Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily inverse -2X objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times the inverse daily performance (-2X) of the Index, and may return substantially less during such periods.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.defianceetfs.com.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Index; b) the performance of the Index; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, invested in financial instruments with economic characteristics that should provide 2 times the inverse (-2X) exposure to the Index’s daily performance.

The Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in financial instruments providing exposure to companies with principal business activities in an industry or group of related industries, if any, that are assigned to companies engaging in the space economy and in the development, deployment or operation of space-related technologies and services.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index’s performance is flat over time, and as a result of daily rebalancing, the Index volatility and the effects of compounding, the Fund may lose money over time while the Index’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of a Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, invested in financial instruments with economic characteristics that should provide 2 times the inverse (-2X) exposure to the Index’s daily performance.
Defiance 2X Daily Target Short Taiwan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that attempts to achieve 2 times the inverse (-200%) of the daily percentage change in the price of the Reference Asset by employing derivatives, namely swap agreements and/or listed options contracts. The Fund aims to generate 2 times the inverse of the daily performance of the Reference Asset for a single day, and not for any other period. A “single day” is defined as being calculated “from the close of regular trading on one trading day to the close on the next trading day.”

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to 2 times the inverse (-2x) the daily performance of the Reference Asset, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund may enter into swap agreements as a substitute for directly shorting the Reference Asset. The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Reference Asset. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the Reference Asset. At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain short exposure for the Fund equal to -200% of the Reference Asset.

The Fund may also utilize listed options to seek to achieve leveraged -2X exposure to the Reference Asset. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Reference Asset, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Reference Asset, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily -2X objective.

For examples of a hypothetical investment in the Fund, see “Additional Information About the Fund – Principal Investment Strategies” below.

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the Reference Asset volatility; b) the Reference Asset performance; c) period of time; d) financing rates associated with inverse exposure; and e) other Fund expenses.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as determined by the investment adviser as collateral for the Fund’s derivative positions.

The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of its Reference Asset seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments. For purposes of the 80% policy, derivatives will be valued at notional value.

The Fund is expected to allocate between 40% and 75% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Reference Asset over the same period. The Fund will lose money if the Reference Asset’s performance is flat over time, and as a result of daily rebalancing, the Reference Asset volatility and the effects of compounding, the Fund may lose money over time while the Reference Asset’s performance decreases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information about the Reference Asset

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the shares issued by its Reference Asset. The Franklin FTSE Taiwan ETF (NYSE Arca: FLTW), the Fund’s Reference Asset, is an exchange traded product that generally seeks to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments, by passively tracking the investment results of securities indexes designed to measure the performance of the Taiwanese large- and mid-capitalization market segments. This Prospectus will be updated in the event the Adviser determines a different exchange traded product seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments is more appropriate to be utilized as the Reference Asset for purposes of achieving the Fund’s daily inverse investment objective. The Fund intends to manage its assets so that it may invest in swaps and options providing exposure to the Reference Asset without limit to the extent that the Fund believes that there is sufficient market interest and publicly available information for such Reference Asset.

You can find FLTW’s prospectus and other information about FLTW including its most recent reports to shareholders, online by reference to Investment Company Act File Nos. 811-23124 through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of the Reference Asset. The Fund has derived all disclosures contained in this document regarding the Reference Asset from publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Tidal Investments LLC (the “Adviser”), or their respective affiliates, has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Reference Asset. None of the Fund, the Trust, or the Adviser, or their respective affiliates, makes any representation that such publicly available documents or any other publicly available information regarding the Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Reference Asset being utilized by the Fund (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Reference Asset could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Reference Asset.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ANY REFERENCE ASSET OR WITH ANY MANAGER OR SPONSOR OF THE REFERENCE ASSET. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, THE REFERENCE ASSET OR ANY MANAGER OR SPONSOR OF THE REFERENCE ASSET. (COLLECTIVELY, “REFERENCE ASSET ENTITIES”).

Moreover, none of the Reference Asset Entities has participated in the development of the Fund’s investment strategy. None of the Reference Asset Entities select or approve the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of the Reference Asset Entities provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by the Reference Asset Entities.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by the Reference Asset Entities or their affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated (i.e., holds 25% or more of its total assets) in the same industry or group of industries in which its Reference Asset concentrates. In turn, the Reference Asset will concentrate its investments in a particular industry or group of industries to approximately the same extent that its respective index is concentrated. As of April 30, 2026, the index tracked by the Reference Asset was significantly comprised of companies engaged in the technology, industrials and financial services industry sectors.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus borrowings for investment purposes, in financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of its Reference Asset seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments.